Fees Summary	Aug. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 150,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	22,965.00
Total Offset Amount	13,899.49
Net Fee	$ 9,065.51